Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
License with indefinite life	9,882	9,882
Customer database	8,815	8,815
Trademark	65	65
Less: Accumulated amortization	(8,880)	(8,880)
Less: Impairment loss	—	(9,882)
Intangible assets, net	9,882	—

Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB3,526, nil and nil, respectively.

For the year ended December 31, 2021, the Group recognized impairment loss of RMB3,096 for software copyright and customer relationship. The Group did not record any impairment loss of intangible assets in 2022. For the year ended December 31, 2023, the Group recognized RMB9,882 for the enterprise credit investigation license with indefinite life.